WARRANTS (Tables)	12 Months Ended
Sep. 30, 2015
Warrants Tables
Warrants outstanding to purchase shares of Common Stock

Issue Date	No. of Warrants Issued	Exercise Price ($)	Share Price on Grant Date ($)	Expiry Date	Remaining Contractual Life (Years)

4/1/2009	600,000	0.03	0.02	3/31/2014	0
4/12/2010	748,030	0.085	0.05	4/11/2015	0.53
8/03/2011	80,000	0.075	0.04	6/30/2014	0
9/13/2011	50,000	0.075	0.05	6/30/2014	0
1/9/2012	30,000	0.075	0.05	6/30/2014	0
Balance as at September 30, 2012 and 2013	1,508,030			Weighted Average Contractual Life (Years)	0.53
9/24/2014	100,000	0.25	0.2	9/24/2016	1.98
9/25/2014	100,000	0.25	0.2	9/25/2016	1.98
Balance as at September 30, 2014	948,030			Weighted Average Contractual Life (Years)	0.84
10/07/2014	100,000	0.25	0.2	10/07/2016	1.02
1/20/2015	50,000	0.25	0.32	1/20/2018	2.30
1/29/2015	160,850	0.25	0.30	1/29/2018	2.33
2/3/2015	125,000	0.25	0.30	2/3/2018	2.34
4/21/2015	629,030	0.25	0.35	4/21/2018	2.55
8/4/2015	9,775	0.30	0.35	8/4/2018	2.83
9/17/2015	125,000	0.30	0.30	9/17/2018	2.96
9/25/2015	125,000	0.30	0.35	9/25/2015	2.98
9/29/2015	150,000	0.30	0.40	9/29/2018	3.00
Balance as at September 30, 2015	1,674,655			Weighted Average Contractual Life (Years)	2.33